INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS
Summary of Investments balances

	At December 31	At December 31
(in thousands)	2025	2024

Investments:
Equity instruments
Shares	$11,949	$6,280
Warrants	1,131	280
Investment in Associates	4,832	1,487
Debt Instruments	11,768	13,000
Physical Uranium	190,276	231,088
	$219,956	$252,135

Investments-by balance sheet presentation:
Current	$73,521	$6,292
Long-term	146,435	245,843
	$219,956	$252,135

Summary of Investments continuity

	Equity	Investment in	Debt	Physical	Total
(in thousands)	Instruments	Associates	Instruments	Uranium	Investments

Balance-January 1, 2024	$10,517	$—	$15,565	$276,815	$302,897
Sale of investments	—	—	—	(13,598)	(13,598)
Acquisition of investments	977	1,487	—	—	2,464
Change in fair value gain to profit and (loss) (note 19)	(4,934)	—	(2,565)	(32,129)	(39,628)
Balance- December 31, 2024	$6,560	$1,487	$13,000	$231,088	$252,135

Sale of investments	—	—	—	(54,251)	(54,251)
Acquisition of investments	2,773	5,117	—	—	7,890
Change in fair value gain to profit and (loss) (note 19)	3,747	—	(1,232)	13,439	15,954
Equity pick up of associates	—	(1,772)	—	—	(1,772)
Balance-December 31, 2025	$13,080	$4,832	$11,768	$190,276	$219,956